Condensed financial information of the parent company - Condensed Balance Sheet - (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Mar. 12, 2021	Dec. 31, 2020	Dec. 29, 2020	Dec. 10, 2020	Dec. 31, 2019	Dec. 24, 2019	Oct. 15, 2019	Dec. 31, 2018	Aug. 09, 2018	Jun. 14, 2018	Sep. 26, 2017	Jul. 25, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	0		609,026,779
Ordinary shares issued	0		120,540,220
Ordinary shares outstanding	0		73,973,970
Treasury shares	9,365,006		46,566,250
Series Seed Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001										$ 0.06275
Temporary equity, shares authorized	0		77,884,154
Temporary equity, shares issued	0		77,884,154										85,185,184
Temporary equity, shares outstanding			77,884,154			77,884,154			85,185,184
Series A Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001										$ 0.27
Temporary equity, shares authorized	0		33,382,717
Temporary equity, shares issued	0		33,382,717										37,037,035
Temporary equity, shares outstanding	0		33,382,717			33,382,717			37,037,035
Series A-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.2824						$ 0.2824	$ 0.2824
Temporary equity, shares authorized	0		76,803,194
Temporary equity, shares issued	0		76,803,194		885,269						6,347,117	69,570,808
Temporary equity, shares outstanding	0		76,803,194			75,917,925			75,917,925
Series B-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001							$ 0.4018
Temporary equity, shares authorized	0		7,467,196
Temporary equity, shares issued	0		7,467,196							7,467,196
Temporary equity, shares outstanding	0		7,467,196			7,467,196			7,467,196
Series B-2 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001							$ 0.4727
Temporary equity, shares authorized	0		40,228,492
Temporary equity, shares issued	0		40,228,492							40,228,492
Temporary equity, shares outstanding	0		40,228,492			40,228,492			40,228,492
Series C-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001					$ 0.9366
Temporary equity, shares authorized	0		57,653,035
Temporary equity, shares issued	0		57,653,035					57,653,035
Temporary equity, shares outstanding	0		57,653,035			57,653,035
Series C-2 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		10,224,598
Temporary equity, shares issued	0		10,224,598				10,224,598
Temporary equity, shares outstanding	0		10,224,598			10,224,598
Series D-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		42,329,835
Temporary equity, shares issued	0		42,329,835	42,329,835	42,329,835
Temporary equity, shares outstanding	0		42,329,835
Class A ordinary shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	535,052,809		0
Ordinary shares issued	452,898,177		0
Ordinary shares outstanding	443,533,171		0
Class B ordinary shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	73,973,970		0
Ordinary shares issued	73,973,970	73,973,970	0
Ordinary shares outstanding	73,973,970	73,973,970	0
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	0		609,026,779
Ordinary shares issued	0		120,540,220
Ordinary shares outstanding	0		73,973,970
Treasury shares	9,365,006		46,566,250
Parent Company | Series Seed Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		77,884,154
Temporary equity, shares issued	0		77,884,154
Temporary equity, shares outstanding	0		77,884,154
Parent Company | Series A Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		33,382,717
Temporary equity, shares issued	0		33,382,717
Temporary equity, shares outstanding	0		33,382,717
Parent Company | Series A-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		76,803,194
Temporary equity, shares issued	0		76,803,194
Temporary equity, shares outstanding	0		76,803,194
Parent Company | Series B-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		7,467,196
Temporary equity, shares issued	0		7,467,196
Temporary equity, shares outstanding	0		7,467,196
Parent Company | Series B-2 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		40,228,492
Temporary equity, shares issued	0		40,228,492
Temporary equity, shares outstanding	0		40,228,492
Parent Company | Series C-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		57,653,035
Temporary equity, shares issued	0		57,653,035
Temporary equity, shares outstanding	0		57,653,035
Parent Company | Series C-2 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		10,224,598
Temporary equity, shares issued	0		10,224,598
Temporary equity, shares outstanding	0		10,224,598
Parent Company | Series D-1 Convertible Redeemable Preferred Shares
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0		42,329,835
Temporary equity, shares issued	0		42,329,835
Temporary equity, shares outstanding	0		42,329,835
Parent Company | Class A ordinary shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	535,052,809		0
Ordinary shares issued	452,898,177		0
Ordinary shares outstanding	443,533,171		0
Parent Company | Class B ordinary shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001
Ordinary shares authorized	73,973,970		0
Ordinary shares issued			0
Ordinary shares outstanding	73,973,970		0